UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09147
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Massachusetts Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 36.1%
$2,235	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,154,629
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	584,574
1,080	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080,400
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	885,110
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,465,080
1,640	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,789,699
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,529,025
415	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	422,532
1,350	Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,296,419
1,420	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,461,265

		$12,668,733

Electric Utilities — 7.8%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,008,570
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,710,769

		$2,719,339

Escrowed/Prerefunded — 1.3%
$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$441,764

		$441,764

General Obligations — 6.0%
$750	Newton, 5.00%, 4/1/36(2)	$768,772
510	Wayland, 5.00%, 2/1/33	535,424
770	Wayland, 5.00%, 2/1/36	797,089

		$2,101,285

Hospital — 25.9%
$1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$1,015,790
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	400,632
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	494,105
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,046,935
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	882,858
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	690,304
720	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	622,534
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	1,889,540
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	659,988

Principal
Amount
(000’s omitted)	Security	Value
$1,255	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	$1,098,740
300	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	266,256

		$9,067,682

Housing — 14.6%
$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,763,832
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	876,130
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	622,635
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,843,800

		$5,106,397

Industrial Development Revenue — 2.0%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,133

		$696,133

Insured-Education — 10.4%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,038,440
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,442,109
1,165	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,149,831

		$3,630,380

Insured-Electric Utilities — 1.5%
$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$543,501

		$543,501

Insured-General Obligations — 3.2%
$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,118,170

		$1,118,170

Insured-Hospital — 0.9%
$335	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$327,335

		$327,335

Insured-Other Revenue — 2.9%
$1,075	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,035,150

		$1,035,150

Insured-Special Tax Revenue — 14.1%
$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,418,390
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,054,250
1,340	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,343,270
7,595	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	381,193
2,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	269,241
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	296,022
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	173,831

		$4,936,197

Insured-Student Loan — 5.8%
$425	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$435,719
1,885	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,611,411

		$2,047,130

Insured-Transportation — 3.4%
$315	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$280,290
1,055	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	900,844

		$1,181,134

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 1.4%
$535	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$489,595

		$489,595

Other Revenue — 1.5%
$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$534,185

		$534,185

Senior Living/Life Care — 5.9%
$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$205,117
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,328,145
125	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	119,744
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	101,807
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	310,175

		$2,064,988

Special Tax Revenue — 6.7%
$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$551,531
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,411,845
75	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	62,061
335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	338,578

		$2,364,015

Transportation — 5.9%
$1,500	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,412,835
670	Massachusetts Port Authority, 5.00%, 7/1/34	664,030

		$2,076,865

Water and Sewer — 8.2%
$910	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$987,495
990	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	1,067,527
1,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	810,210

		$2,865,232

Total Tax-Exempt Investments — 165.5% (identified cost $61,380,733)		$58,015,210

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.2)%		$(20,051,644)

Other Assets, Less Liabilities — (8.3)%		$(2,914,496)

Net Assets Applicable to Common Shares — 100.0%		$35,049,070

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	60 U.S. 10-Year Treasury Note	Short	$(7,129,946)	$(7,142,812)	$(12,866)

Interest Rate Swaps

		Annual			Net Unrealized
	Notional	Fixed Rate	Floating Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	(Depreciation)
Bank of America	$1,250,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(42,643)
JPMorgan Chase Co.	787,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	16,432

					$(26,211)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $16,432 and $55,509, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,413,140

Gross unrealized appreciation	$557,592
Gross unrealized depreciation	(3,840,522)

Net unrealized depreciation	$(3,282,930)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,015,210	$—	$58,015,210

Total Investments	$—	$58,015,210	$—	$58,015,210

Interest Rate Swaps	$—	$16,432	$—	$16,432

Total	$—	$58,031,642	$—	$58,031,642

Liability Description
Futures Contracts	$(12,866)	$—	$—	$(12,866)
Interest Rate Swaps	—	(42,643)	—	(42,643)

Total	$(12,866)	$(42,643)	$—	$(55,509)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011